Other capital reserve (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of reserves within equity [line items]
Schedule of changes in other capital reserves

Other capital reserves

	Share-based payments (Refer note 30.2)	Equity Instruments (Refer note 30.1)	Reserve on expiry of warrant #	Total
March 31, 2024	355,094	341	23,258	378,693
Share-based payments expense during the year	123,811	-	-	123,811
Exercised during the year	(90,272)	-	-	(90,272)
Forfeited during the year	-	-	-	-
Expired during the year	-	-	-	-
March 31, 2025	388,633	341	23,258	412,232
Share-based payments expense during the year	277,648	-	-	277,648
Exercised during the year	(254,506)	-	-	(254,506)
Forfeited during the year	-	-	-	-
Expired during the year	-	-	-	-
Vested PSUs net settled for employee’s tax obligation	(64,395)			(64,395)
March 31, 2026	347,380	341	23,258	370,979

Stock Option 2016 And Incentive Plan [Member]
Disclosure of reserves within equity [line items]
Summary of inputs for model used

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2025		March 31, 2026
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share*
Number of options outstanding at the beginning of the year	189,081	270.91	150,463	170.86
Granted during the year	-	-	-	-
Forfeited during the year	34,605	810.14	-	-
Expired during the year	4,013	93.95	-	-
Number of options outstanding at the end of the year	150,463	170.86	150,463	170.86

Vested/exercisable	150,463	170.86	150,463	170.86

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 93.83 per USD as at March 31, 2026 (March 31, 2025 INR 85.43 per USD).

Restricted stock unit and performance stock units 2016 plan [member]
Disclosure of reserves within equity [line items]
Summary of inputs for model used

The following tables list the inputs to the model used for the years then ended

	March 31, 2025		March 31, 2026
	PSU’s	RSU’s	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	1.35	2.02	-	1.59
Risk-free interest rate (%)	4.19%	4.15%	-%	7.20%
Expected volatility (%)	46.50%	55.00%	-%	55.00%
Expected life	4 years	4 years	-	4 years
Dividend Yield	0%	0%	-%	0%
Model used	Monte Carlo Simulation	Black-Scholes Valuation	-	Black-Scholes Valuation

Summary of changes in RSUs outstanding

	March 31, 2025	March 31, 2026
	No. of shares	No. of shares
Number of RSU/PSU’s outstanding at the beginning of the year	4,578,910	5,299,176
Granted during the year	1,483,551	2,270,000
Expired during the year	-	512,820
Vested/exercised during the year	694,096	1,915,536
Vested RSUs net settled for employee’s tax obligation*	69,189	429,810
Number of RSU/PSU’s outstanding at the end of the year	5,299,176	4,711,010

*	As per Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2026, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR 64,395 which has been paid to the tax authority on the employee’s behalf before March 31, 2026. Total tax liability paid of INR 64,395 is recognized in equity as transaction with equity shareholders.